Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Property, plant and equipment

23.	Property, plant and equipment

	Land, buildings and improvement	Equipment and other assets (*)	Assets under construction (**)	Exploration and development costs (oil and gas producing properties) (***)	Right-of-use assets	Total
Balance at January 1, 2020	4,450	70,378	21,952	40,897	21,588	159,265
Additions	-	4,587	3,090	365	4,338	12,380
Additions to / review of estimates of decommissioning costs	-	-	-	5,421	-	5,421
Capitalized borrowing costs	-	-	941	-	-	941
Write-offs	(4)	(438)	(461)	(187)	(1,271)	(2,361)
Transfers	(258)	2,676	(3,175)	1,336	(21)	558
Transfers to assets held for sale	(8)	(226)	27	(848)	(13)	(1,068)
Depreciation, amortization and depletion	(142)	(4,298)	-	(3,864)	(4,022)	(12,326)
Impairment recognition	(14)	(7,293)	(2,855)	(4,603)	(337)	(15,102)
Impairment reversal	-	5,542	482	1,612	124	7,760
Cumulative translation adjustment	(981)	(12,248)	(4,558)	(8,963)	(4,517)	(31,267)
Balance at December 31, 2020	3,043	58,680	15,443	31,166	15,869	124,201
Cost	5,450	107,199	27,544	60,902	23,780	224,875
Accumulated depreciation, amortization, depletion and impairment (****)	(2,407)	(48,519)	(12,101)	(29,736)	(7,911)	(100,674)
Balance at December 31, 2020	3,043	58,680	15,443	31,166	15,869	124,201
Additions	-	1,650	5,761	5	6,954	14,370
Additions to / review of estimates of decommissioning costs	-	-	-	(1,069)	-	(1,069)
Capitalized borrowing costs	-	-	971	-	-	971
Signature Bonuses Transfers (note 24)	-	-	-	11,629	-	11,629
Write-offs	(38)	(588)	(599)	(1,645)	(279)	(3,149)
Transfers	(295)	2,934	(3,160)	1,781	3	1,263
Transfers to assets held for sale	(53)	(2,776)	(575)	(822)	(14)	(4,240)
Depreciation, amortization and depletion	(97)	(4,235)	-	(4,342)	(4,281)	(12,955)
Impairment recognition (note 25)	-	(377)	(1)	(27)	(4)	(409)
Impairment reversal (note 25)	-	1,796	114	1,879	34	3,823
Cumulative translation adjustment	(177)	(3,958)	(1,032)	(2,708)	(1,230)	(9,105)
Balance at December 31, 2021	2,383	53,126	16,922	35,847	17,052	125,330
Cost	4,080	98,085	25,954	61,906	26,382	216,407
Accumulated depreciation, amortization, depletion and impairment (****)	(1,697)	(44,959)	(9,032)	(26,059)	(9,330)	(91,077)
Balance at December 31, 2021	2,383	53,126	16,922	35,847	17,052	125,330
Weighted average useful life in years	40 (25 to 50) (except land)	20 (3 to 31)		Units of production method	8 (2 to 47)
(*)

It is composed of production platforms, refineries, thermoelectric power plants, natural gas processing plants, pipelines, and other operating, storage and production plants, including subsea equipment for the production and flow of oil and gas, depreciated based on the units of production method.

(**)	See note 30 for assets under construction by operating segment.
(***)	It is composed of exploration and production assets related to wells, abandonment and dismantling of areas, signature bonuses associated with proved reserves and other costs directly associated with the exploration and production of oil and gas.
(****)	In the case of land and assets under construction, it refers only to impairment losses.

The investments made by the company in 2021 were mainly in the development of production of oil and natural gas fields, primarily in the pre-salt complex (Búzios Co-participation Agreement, unitized Atapu, Mero, unitized Sépia, among others), including the contracting of new leases. In 2021, the transfer of intangible assets to property, plant and equipment, in the amount of US$ 11,629, relating to the value of the signature bonus paid in the auction of the Surplus of the Transfer of Rights in the Búzios field after the Co-participation Agreement from Búzios became effective.

Regarding the right-of-use assets, the readjustment clauses with possible effects on depreciation, amortization, depletion and accumulated impairment are presented as of December 31, 2021 as follows:

	Platforms	Vessels	Properties	Total
Balance at December 31, 2021	9,840	5,997	1,215	17,052
Cost	13,362	11,267	1,753	26,382
Accumulated depreciation, amortization and depletion	(3,522)	(5,270)	(538)	(9,330)
Balance at December 31, 2020	7,979	7,167	723	15,869
Cost	11,144	11,256	1,379	23,779
Accumulated depreciation, amortization and depletion	(3,165)	(4,089)	(656)	(7,910)

23.1.	Estimated useful life
	Buildings and improvements, equipment and other assets

Estimated useful life	Cost	Accumulated depreciation	Balance at December 31, 2021
5 years or less	3,931	(3,436)	495
6 - 10 years	7,997	(5,991)	2,006
11 - 15 years	4,982	(1,358)	3,624
16 - 20 years	27,614	(15,434)	12,180
21 - 25 years	26,847	(6,200)	20,647
25 - 30 years	10,271	(3,042)	7,229
30 years or more	4,478	(1,944)	2,534
Units of production method	15,931	(9,244)	6,687
Total	102,051	(46,649)	55,402

Buildings and improvements	3,966	(1,690)	2,276
Equipment and other assets	98,085	(44,959)	53,126

23.2.	Accounting policy for property, plant and equipment

Property, plant and equipment are measured at the cost to acquire or construct, including all costs necessary to bring the asset to working condition for its intended use and the estimated cost of dismantling and removing the asset and restoring the site, reduced by accumulated depreciation and impairment losses.

A condition for continuing to operate certain items of property, plant and equipment, such as industrial plants, offshore plants and vessels is the performance of regular major inspections and maintenance. Those expenditures are capitalized if a maintenance campaign is expected to occur, at least, 12 months later. Otherwise, they are expensed when incurred. The capitalized costs are depreciated over the period through the next major maintenance date.

Spare parts are capitalized when they are expected to be used during more than one period and can only be used in connection with an item of property, plant and equipment. These are depreciated over the useful life of the item of property, plant and equipment to which they relate.

Borrowing costs directly attributable to the acquisition or construction of qualifying assets are capitalized as part of the costs of these assets. General borrowing costs are capitalized based on the Company’s weighted average cost of borrowings outstanding applied over the balance of assets under construction. Loans, directly attributable to the construction of qualifying assets are excluded from this calculation until the completion of all activities necessary to set the asset in conditions for use or sale intended by management. In general, the Company suspends capitalization of borrowing to the extent investments in a qualifying asset hibernates during a period greater than one year or whenever the asset is prepared for its intended use.

Assets directly associated to oil and gas production of a contract area without useful life lower than the estimated length of reserves depletion, such as signature bonuses, are depreciated or amortized based on the unit-of-production method.

The unit-of-production method of depreciation (amortization) is computed based on a unit of production basis (monthly production) over the proved developed oil and gas reserves, except for signature bonuses for which unit of production method takes into account the monthly production over the total proved oil and gas reserves on a field-by-field basis.

Assets related to oil and gas production with useful lives shorter than the life of the field; floating platforms and other assets unrelated to oil and gas production are depreciated on a straight-line basis over their useful lives, which are reviewed annually. Note 25.2 provides further information on the estimated useful life by class of assets. Lands are not depreciated.

Right-of-use assets are presented as property, plant and equipment and, according to the useful lives of their respective underlying assets and the characteristics of lease agreements (term, asset transfer or exercise of call option), are depreciated using the straight-line method based on contractual terms.

23.3.	Oil and Gas fields operated by Petrobras returned to ANP

In 2021, the following oil and gas fields were returned to ANP: Bijupirá, Lagosta, Merluza e Salema. These fields were returned to ANP mainly due to their economic unfeasibility and, as a consequence, the Company wrote off the amount of US$ 27 in addition to impairments recognized in prior years.

In 2020, the following oil and gas fields were returned to ANP: Agulha, Caioba, Camorim, Dourado, Guaricema, Piranema, Piranema Sul, Salgo e Tatuí. These fields were returned to ANP mainly due to their economic unfeasibility and, as a consequence, the Company wrote off the amount of US$ 12 in addition to impairments recognized in prior years.

In 2019, the following oil and gas fields were returned to ANP: Juruá, Iraúna, Barra do Ipiranga, Lagoa Branca, Nativo Oeste, Jacupemba, Mariricu Oeste, Rio Barra Seca, Rio Itaúnas Leste, Rio São Mateus Oeste and Sul de Sapinhoá. These fields were returned to ANP mainly due to their economic unfeasibility and, as a consequence, the Company wrote off the amount of US$ 74 in addition to impairments recognized in prior years.

23.4.	Capitalization rate used to determine the amount of borrowing costs eligible for capitalization

The capitalization rate used to determine the amount of borrowing costs eligible for capitalization was the weighted average of the borrowing costs applicable to the borrowings that were outstanding during the period, other than borrowings made specifically for the purpose of obtaining a qualifying asset. For the year ended December 31,2021, the capitalization rate was 6.17% p.a. (6.12% p.a. for the year ended December 31, 2020).